Fair Value Measurements - Schedule of Assumptions (Details) - Fair Value, Inputs, Level 3 [Member] - $ / shares		3 Months Ended
	Mar. 04, 2026	Mar. 31, 2026
Schedule of Assumptions [Line Items]
Stock price (in Dollars per share)	$ 11.05	$ 11.02
Risk-free interest rate	3.60%	3.84%
Expected term (in years)	5 years	4 years 10 months 24 days
Expected volatility	55.00%	55.00%
Dividend yield	13.50%	13.50%